Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 1,525,631	$ 1,101,798	$ 979,907	$ 2,205,379
Depreciation and amortization	532,346	711,530	965,296	1,066,196
Bad debt expense			1,175,424	61,934
Amortization of lease right of use assets	18,432
Deferred income tax assets		18,522	429,232	433,374
Changes in assets and liabilities:
Accounts receivable	4,660,950	(2,918,741)	(6,013,323)	(3,744,204)
Inventories	(114,159)	82,709	125,255	180,382
Prepayment	(979,020)	(2,017,922)	(27,893)	1,161,433
Other receivables	10,746,267	(3,137)	18,885	54,342
Accounts payable and accrued payables	(9,107,812)	4,678,264	4,193,548	745,653
Account payable – related party				(115,853)
Advances from customers	205,507	43,926	29,008	41,543
Income tax payable				72,082
Lease liability	(31,151)
Other payables	(3,068,139)	324,745	(207,549)	1,596,839
Net cash provided by operating activities	4,388,257	2,021,694	1,807,790	3,759,100
CASH FLOWS FROM INVESTING ACTIVITIES
Disposal of intangible assets		33,081
Investment in construction in progress	(1,221,133)	(75,660)	(75,346)	(1,318,129)
Net cash used in investing activities	(1,221,133)	(42,579)	(75,346)	(1,318,129)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from (repayment to) related party	1,023,389	(1,266,476)
Proceeds from issuing common stock			280,000
Proceeds from (Repayment to) third party individual				307,833
Repayment to related party			(845,807)	(2,434,949)
Repayment of short-term loans	(4,617,637)	(814,263)	(802,440)	(149,885)
Net cash used in financing activities	(3,594,247)	(2,080,739)	(1,368,247)	(2,277,001)
EFFECT OF EXCHANGE RATE CHANGES ON CASH	156,869	89,829	(119,231)	(72,880)
NET INCREASE (DECREASE) IN CASH	(270,255)	(11,795)	244,966	91,090
CASH, BEGINNING OF PERIOD	348,834	103,868	103,868	12,778
CASH, END OF PERIOD	78,579	92,073	348,834	103,868
Cash paid during the period for:
Cash paid for interest expense, net of capitalized interest	(1,220,446)	61,473	(85,181)	(1,321,947)
Cash paid for income tax
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Disposal of Fixed assets for debt settlement without cash flow			12,087,691
Long term loan transfer to current portion of long-term debt			1,082,588	(1,321,947)
Debt transferred to related party from third parties		801,270	2,318,796
Long term investment without paying cash	10,812
Recognization of operating lease right of use asset	190,029
Acquisition of subsidiary by issuing common stock		2,830,800	2,830,800
Employment cost settled by issuing common stock		$ 140,000	$ 140,000